Restatement for Correction of an Error - Schedule of Restatement of Consolidated Balance Sheets and Operations (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) (Parenthetical) - USD ($)
$ / shares in Units, $ in Thousands
	Jun. 30, 2020	Mar. 31, 2020	Mar. 20, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Convertible notes, net of discount	$ 2,027			$ 710
Series D Convertible Preferred stock , par value	$ 0.0001			$ 0.0001
Series D Convertible Preferred stock, shares authorized	2,000,000			2,000,000
Series D Convertible Preferred stock, shares issued	203,000			456,000
Series D Convertible Preferred stock, shares outstanding	203,000			456,000
Series D Convertible Preferred stock, liquidation preference	$ 208			$ 462
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares authorized	400,000,000			400,000,000
Common stock, shares issued	38,684,136			28,912,500
Common stock, shares outstanding	38,684,136			28,912,500
Series A Preferred Stock [Member]
Convertible notes, net of discount
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Series B Convertible Preferred Stock [Member]
Convertible notes, net of discount
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Series C Convertible Preferred Stock [Member]
Convertible notes, net of discount
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	41,000,000			41,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
Series X Convertible Preferred Stock [Member]
Convertible notes, net of discount
Series D Convertible Preferred stock , par value
Series D Convertible Preferred stock, shares authorized
Series D Convertible Preferred stock, shares issued
Series D Convertible Preferred stock, shares outstanding
Series D Convertible Preferred stock, liquidation preference
Preferred stock, par value	$ 0.0001			$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000
Preferred stock, shares issued	0			0
Preferred stock, shares outstanding	0			0
FaceBank Group, Inc Pre-Merger [Member]
Convertible notes, net of discount		$ 945		$ 710		$ 456
Series D Convertible Preferred stock , par value		$ 0.0001		$ 0.0001		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000		2,000,000		2,000,000
Series D Convertible Preferred stock, shares issued		456,000		461,839
Series D Convertible Preferred stock, shares outstanding		456,000		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463		$ 462
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		400,000,000		400,000,000	400,000,000	400,000,000
Common stock, shares issued		32,307,663		28,912,500		7,532,776
Common stock, shares outstanding		32,307,663		28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Series A Preferred Stock [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized			5,000,000	5,000,000		5,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				41,000,000		41,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		1,000,000
Preferred stock, shares outstanding				0		1,000,000
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member]
Convertible notes, net of discount				$ 710		$ 456
Series D Convertible Preferred stock , par value		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000
Series D Convertible Preferred stock, shares issued		461,839
Series D Convertible Preferred stock, shares outstanding		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		400,000,000		400,000,000		400,000,000
Common stock, shares issued		32,307,663		28,912,500		7,532,776
Common stock, shares outstanding		32,307,663		28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series A Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				5,000,000		5,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				41,000,000		41,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Previously Reported [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		1,000,000
Preferred stock, shares outstanding				0		1,000,000
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member]
Convertible notes, net of discount				$ 710		$ 456
Series D Convertible Preferred stock , par value		$ 0.0001
Series D Convertible Preferred stock, shares authorized		2,000,000
Series D Convertible Preferred stock, shares issued		461,839
Series D Convertible Preferred stock, shares outstanding		461,839
Series D Convertible Preferred stock, liquidation preference		$ 463
Common stock, par value		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized		400,000,000		400,000,000		400,000,000
Common stock, shares issued		32,307,663		28,912,500		7,532,776
Common stock, shares outstanding		32,307,663		28,912,500		7,532,776
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series A Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				5,000,000		5,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series B Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series C Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				41,000,000		41,000,000
Preferred stock, shares issued				0		0
Preferred stock, shares outstanding				0		0
FaceBank Group, Inc Pre-Merger [Member] | Effect of Restatement [Member] | Series X Convertible Preferred Stock [Member]
Preferred stock, par value				$ 0.0001		$ 0.0001
Preferred stock, shares authorized				1,000,000		1,000,000
Preferred stock, shares issued				0		1,000,000
Preferred stock, shares outstanding				0		1,000,000